Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2020
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(115,097)	—	—	(288)	(115,385)
Brazilian Reais	—	(298,039)	—	—	(298,039)
U.S. Dollar	(193,353)	(307,611)	20,720	47,122	(433,122)
Uruguayan Peso	—	—	(655)	—	(655)
Total	(308,450)	(605,650)	20,065	46,834	(847,201)

	2019
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(19,733)	—	—	(560)	(20,293)
Brazilian Reais	—	(196,081)	—	—	(196,081)
U.S. Dollar	(317,296)	(438,604)	21,586	48,091	(686,223)
Uruguayan Peso	—	—	(2,086)	—	(2,086)
Total	(337,029)	(634,685)	19,500	47,531	(904,683)
A portion of this effect would have been recognized as other comprehensive income since a portion of the Company’s borrowings was used as cash flow hedge of the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars (see Hedge Accounting - Cash Flow Hedge below for details).

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2020	U.S. Dollar	(19,335)	(30,761)	2,072	(48,024)
2019	U.S. Dollar	(31,730)	(43,860)	2,159	(73,431)

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	114,523	15	22	253	114,813
Borrowings	286,588	132,266	197,941	713,321	1,330,116
Leases Liabilities	36,714	20,608	74,565	65,639	197,526
Derivative financial instruments	13,141	—	—	—	13,141
Total	450,966	152,889	272,528	779,213	1,655,596

At December 31, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	94,821	3,399	30	170	98,420
Borrowings	122,403	154,682	230,058	681,819	1,188,962
Leases Liabilities	46,370	52,372	89,259	121,081	309,082
Derivative financial instruments	1,423	—	—	—	1,423
Total	265,017	210,453	319,347	803,070	1,597,887

Schedule of Maturity Analysis for Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	114,523	15	22	253	114,813
Borrowings	286,588	132,266	197,941	713,321	1,330,116
Leases Liabilities	36,714	20,608	74,565	65,639	197,526
Derivative financial instruments	13,141	—	—	—	13,141
Total	450,966	152,889	272,528	779,213	1,655,596

At December 31, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	94,821	3,399	30	170	98,420
Borrowings	122,403	154,682	230,058	681,819	1,188,962
Leases Liabilities	46,370	52,372	89,259	121,081	309,082
Derivative financial instruments	1,423	—	—	—	1,423
Total	265,017	210,453	319,347	803,070	1,597,887

Schedule of Financial Instruments by Type of Interest Rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans. These analyses are performed after giving effect to interest rate swaps.

 The analysis for the year ended December 31, 2020 and 2019 is as follows:

	2020
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	81,283	—	—	—	81,283
Brazilian Reais	—	22,834	—	—	22,834
U.S. Dollar	30,671	75,592	2,002	505,259	613,524
Subtotal fixed-rate borrowings	111,954	98,426	2,002	505,259	717,641
Variable rate:
Brazilian Reais	—	184,123	—	—	184,123
U.S. Dollar	66,584	2,742	—	—	69,326
Subtotal variable-rate borrowings	66,584	186,865	—	—	253,449
Total borrowings as per statement of financial position	178,538	285,291	2,002	505,259	971,090

	2019
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	549	—	—	—	549
Brazilian Reais	—	142,142	—	—	142,142
U.S. Dollar	128,464	77,378	15,113	504,814	725,769
Subtotal fixed-rate borrowings	129,013	219,520	15,113	504,814	868,460
Variable rate:
Brazilian Reais	—	13,604	—	—	13,604
U.S. Dollar	79,339	6,877	—	—	86,216
Subtotal variable-rate borrowings	79,339	20,481	—	—	99,820
Total borrowings as per statement of financial position	208,352	240,001	15,113	504,814	968,280

For the years ended December 31, 2020 and 2019, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2020
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(1,841)	—	—	(1,841)
U.S. Dollar	(666)	(27)		—	(693)
Total effects on profit before income tax	(666)	(1,868)	—	—	(2,534)

	2019
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(136)	—	—	(136)
U.S. Dollar	(793)	(69)	—	—	(862)
Total effects on profit before income tax	(793)	(205)	—	—	(998)

Schedule of Capital Risk Management	During the year ended December 31, 2020, the strategy was to maintain the gearing ratio within 0.40 to 0.60, as follows:

	2020	2019
Total borrowings	971,090	968,280
Total equity	963,724	1,028,883
Total capital	1,934,814	1,997,163
Gearing ratio	0.50	0.48

Schedule of Financial Instruments
The following tables show the outstanding positions for each type of derivative contract as of the date of each statement of financial position:

▪ Futures/ options

As of December 31, 2020:

	2020
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	52	6,027	(2,846)	2,846
Soybean	32	7,242	(3,380)	3,380
Wheat	(19)	(4,272)	151	(151)
Sugar	217	63,025	(6,738)	5,538
Ethanol	1	277	(20)	3
Total	283	72,299	(12,833)	11,616

As of December 31, 2019:

	2019
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	221	923	445	(446)
Soybean	107	7,118	759	(687)
Wheat	13	515	(28)	28
Sugar	101	29,409	(1,342)	1,155
Total	442	37,965	(166)	50
(*) Included in the line item “(Loss) / Gain from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed in tons and m3.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.